Cost Related to Gross Unrealized Holding Gains, Gross Unrealized Holding Losses and Fair Values of Available-for-Sale Securities (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Schedule of Trading Securities and Other Trading Assets [Line Items]
Cost	¥ 37,214	¥ 37,186
Gross unrealized holding gains	15,174	6,672
Gross unrealized holding losses	69	225
Fair value	52,319	43,633
Equity Securities
Schedule of Trading Securities and Other Trading Assets [Line Items]
Cost	35,378	35,489
Gross unrealized holding gains	15,058	6,590
Gross unrealized holding losses	69	225
Fair value	50,367	41,854
Corporate Debt Securities
Schedule of Trading Securities and Other Trading Assets [Line Items]
Cost	1,836	1,697
Gross unrealized holding gains	116	82
Fair value	¥ 1,952	¥ 1,779